Condensed Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital / Owners' Equity (USD $) In Thousands		Total	KNOT [Member]	Common Units [Member]	Subordinated Units [Member]	Subordinated Units [Member] KNOT [Member]	General Partner Unit [Member]	Owners' Invested Equity [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2012		$ 97,194						$ 97,194
Net income (loss)		(3,538)						(3,538)
Other comprehensive income (loss)
Movement in invested equity		10,882						10,882
Ending Balance at Apr. 15, 2013		104,538						104,538
Cash distributions			(21,954)			(21,954)
Proceeds from initial public offering		168,313		168,313
Offering cost		(2,201)		(2,201)
Post initial public offering net income		4,343		2,718	1,514		111
Other comprehensive income (loss)
Elimination of equity not transferred to the Partnership (Note 2)		27,792						27,792
Allocation of Partnership capital to unitholders					127,141		5,189	(132,330)
Ending Balance at Jun. 30, 2013		280,831		168,830	106,701		5,300
Beginning Balance at Dec. 31, 2013		281,927		168,773	107,857		5,297
Net income (loss)		8,921		4,362	4,382		177
Cash distributions	[1]	(15,232)		(7,454)	(7,474)		(304)
Proceeds from initial public offering		129,066		126,397			2,669
Offering cost		(315)		(310)			(5)
Other comprehensive income (loss)
Ending Balance at Jun. 30, 2014		$ 404,367		$ 291,768	$ 104,765		$ 7,834

[1]	This includes cash distributions to holders of the incentive distribution rights ("IDRs") for the six months ended June 30, 2014 of $0.02 million.